Stock-Based Compensation - Fair Value Assumptions for Stock Options on Date of Grant (Detail) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.83%	1.31%	2.03%
Expected dividend yield
Expected life	5 years 7 months 6 days	5 years 5 months 16 days	5 years 4 months 2 days
Expected volatility	42.00%	43.00%	42.00%